General Information	12 Months Ended
Dec. 31, 2024
General Information [Abstract]
General Information	General information
PagSeguro Digital Ltd., (“PagSeguro Digital” or the “Company”), is a holding company with its principal executive offices located in Cayman Islands, subsidiary of Universo Online S.A. (“UOL”), referred to, together with its subsidiaries, as the “PagSeguro Group”, and was incorporated on July 19, 2017. A total of 99.99% of the shares of PagSeguro Internet Instituição de Pagamento S.A. (“PagSeguro Brazil”) were contributed to PagSeguro Digital on January 4, 2018 and PagSeguro Digital maintains control of PagSeguro Brazil.
PagSeguro Brazil is a privately held corporation established on December 20, 2006, and engages in providing financial technology solutions and services and corresponding related activities, focused principally on micro-merchants and small and medium-sized businesses (“SMEs”).
In January 2023, Pagseguro Biva Serviços Financeiros Ltda. incorporated Pagseguro Biva Correspondente Bancário Ltda and, in July 2023, PagSeguro Instituição de Pagamento S.A. incorporated Registra Seguro S.A.
In July, 2023, PagSeguro Brazil acquired 90% of the shares of Netpos Serviços de Informática S.A. (Netpos), in addition to the 10% previously acquired and obtained 100% of the share capital of the company.
In June 2024, PagSeguro Digital acquired 5% of Fundo de Investimento em Direitos Creditórios – PagSeguro (“FIDC”) shares from its subsidiary PagSeguro Brazil, which together with the 15% of FIDC shares previously acquired resulted in PagSeguro Digital owning 20% of the subordinated quotas of the fund.
In June 28, 2024, PagSeguro Group constituted an investment fund as a subsidiary of PagSeguro Brazil called Fundo de Investimento em Direitos Creditórios – Pagbank Multiadquirencia (“FIDM”). The objective of this fund is to anticipate third-party assignments in accordance with market operations.
The subsidiaries of PagSeguro Digital are PagSeguro Brazil, PagSeg Participações Ltda. (“PagSeg”), BS Holding Financeira Ltda. (“BS Holding”) and PagSeguro Holding Ltd. (“PSHC”). The PagSeguro Group subsidiaries are as follows:
•PagSeguro Brazil subsidiaries are PagSeguro Biva Securitizadora de Créditos Financeiras S.A. (“Biva Sec”), Fundo de Investimento em Direitos Creditórios – PagSeguro (“FIDC”), Fundo de Investimento em Direitos Creditórios – Pagbank Multiadquirencia (“FIDM”), Wirecard Brazil Instituição de Pagamento S.A. (“MOIP”), Concil Inteligência em Conciliação S.A. (“Concil”) and Netpos Serviços de Informática S.A. (“Netpos”).
•PagSeg subsidiaries are Net+Phone Telecomunicações Ltda. (“Net+Phone”), Pagseguro Tecnologia, BCPS Online Services Lda. (“BCPS”), CDS Serviços Financeiros Ltda. (“CDS”), Pagseguro Biva Serviços Financeiros Ltda. (“Biva Serviços”) and Pag Participações Ltda. (“Pag Participações”).
•Pag Participações subsidiaries are Tilix Digital Ltda. (“TILIX”), Yamí Software & Inovação Ltda. (“YAMÍ”) and Zygo Serviços de Tecnologia S.A. (“ZYGO”).
•PSHC subsidiaries are Pagseguro Chile SPA (“Pagseguro Chile”), Pagseguro Colombia S.A.S (“Pagseguro Colombia”), PSGP México S.A de C.V. (“PSGP Mexico”) and Pagseguro Peru S.A.C. (“Pagseguro Peru”).
•BS Holding subsidiaries are BancoSeguro S.A. (“Bancoseguro”) and Paginvest CTVM Ltda. (“Paginvest”).
These consolidated financial statements include Pagseguro Brazil, PagSeg, PSHC, BS Holding and corresponding subsidiaries.